UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 4020 South 147th Street; Omaha, NE 68137

(Address of principal executive offices) (Zip code)

Emile Molineaux

            Gemini Fund Services, LLC., 4020 South 147th Street; Omaha, NE 68137

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2635

Date of fiscal year end:

    6/30

Date of reporting period:  09/30/2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Altrius Small Cap Value Fund
PORTFOLIO OF INVESTMENTS
September 30, 2011 (Unaudited)
Shares			Value
	COMMON STOCKS - 97.7%
	AEROSPACE/DEFENSE - 5.6%
8,660	AAR Corp.		$ 144,362
8,175	Curtiss-Wright Corp.		235,685
5,000	Elbit Systems Ltd.		198,500
			578,547
	AGRICULTURE - 2.1%
6,000	Universal Corp.		215,160

	APPAREL - 2.3%
17,300	Sketchers U.S.A., Inc. *		242,719

	AUTO PARTS & EQUIPMENT - 5.7%
18,300	Cooper Tire & Rubber Co.		199,287
43,900	Exide Technologies *		175,600
14,000	Superior Industries International, Inc.		216,300
			591,187
	BUILDING MATERIALS - 1.4%
21,800	USG Corp. *		146,714

	CHEMICALS - 7.7%
12,200	A. Schuman, Inc.		207,278
10,900	Fuller (HB) Co.		198,598
6,900	OM Group, Inc. *		179,193
6,500	Sensient Technologies, Corp.		211,575
			796,644
	COMMERCIAL SERVICES - 11.1%
11,300	Hillenbrand, Inc.		207,920
14,000	Kelly Services, Inc.		159,600
9,350	Rent A Center, Inc.		256,657
2,550	Strayer Education, Inc.		195,508
10,500	United Rentals, Inc. *		176,820
8,370	Valassis Communications, Inc. *		156,854
			1,153,359
	COMPUTERS - 4.1%
7,880	Diebold, Inc.		216,779
7,770	Lexmark International		210,023
			426,802
	DISTRIBUTION / WHOLESALE - 4.2%
14,700	Ingram Micro, Inc. *		237,111
6,600	Scansource, Inc. *		195,096
			432,207
	DIVERSIFIED FINANCIAL SERVICES - 1.9%
33,000	Janus Capital Group, Inc.		198,000

	ELECTRICAL - 1.8%
7,200	Belden CDT, Inc.		185,688

	ELECTRONICS - 4.2%
15,560	Benchmark Electronics *		202,436
5,350	Tech Data Corp. *		231,281
			433,717
	ENGINEERING & CONSTRUCTION - 4.0%
9,050	Emcor Group, Inc.		183,987
12,000	Granite, Construction, Inc.		225,240
			409,227
	ENTERTAINMENT - 2.0%
11,550	DreamWorks Animation SKG, Inc. *		209,979

Altrius Small Cap Value Fund
PORTFOLIO OF INVESTMENTS
September 30, 2011 (Unaudited)

	FOOD - 5.7%
22,100	Chiquita Brands International *		$ 184,314
22,000	Deans Foods Co. *		195,140
32,100	Supervalu, Inc.		213,786
			593,240
	FOREST PRODUCTS - 3.7%
11,400	Neenah Paper, Inc.		161,652
17,000	PH Glatfelter Co.		224,570
			386,222
	GAS - 4.7%
6,720	Southwest Gas Corp.		243,062
6,420	WGL Holding, Inc.		250,829
			493,891
	HOME BUILDERS- 2.1%
10,000	Thor Industries, Inc.		221,500

	HOUSEHOLD PRODUCTS / WARES - 1.4%
30,000	Acco Brands Corp. *		143,100

	INSURANCE - 3.7%
33,500	CNO Financial Group, Inc. *		181,235
12,900	Protective Life Corp.		201,627
			382,862
	INTERNET - 2.4%
9,150	J2 Global Communications, Inc.		246,135

	INVESTMENT COMPANIES - 2.1%
29,000	Blackrock Kelso Capital Corp.		211,700

	METAL FABRICATE/HARDWARE - 1.7%
12,900	Worthington Industries, Inc.		180,213

	MISCELLANEOUS - 1.9%
17,679	Reddy Ice Holdings, Inc. *		22,099
8,000	Trinity Industries, Inc		171,280
			193,379
	OIL & GAS - 3.3%
5,450	Atwood Oenics, Inc. *		187,262
20,030	Tetra Technologies, Inc. *		154,632
			341,894
	PACKAGING & CONTAINERS - 1.7%
4,000	Greif, Inc.		171,560

	RETAIL - 1.9%
18,500	Aeropostale, Inc. *		199,985

	TRANSPORTATION - 3.3%
28,200	Bristow Group, Inc.		210,029
4,950	Frontline Ltd.		136,770
			346,799

	TOTAL COMMON STOCKS- (Cost - $13,286,340)		10,132,430

	SHORT TERM INVESTMENTS - 2.2%
227,495	Federated Goverment Obligations Fund, 0.01% **		227,495
	(Cost $227,495)

Altrius Small Cap Value Fund
PORTFOLIO OF INVESTMENTS
September 30, 2011 (Unaudited)

	TOTAL INVESTMENTS - 99.9% (Cost - $13,513,836)(a)		$ 10,359,925
	OTHER ASSETS LESS LIABILITIES - 0.1%		10,590
	NET ASSETS - 100.0%		$ 10,370,515

* Non-income producing securities.
** Money market fund; interest rate reflects seven-day effective yield on September 30, 2011.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 1,409
		Unrealized depreciation:	(3,155,320)
		Net unrealized depreciation:	$ (3,153,911)

Altrius Small Cap Value Fund
PORTFOLIO OF INVESTMENTS
September 30, 2011 (Unaudited)

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued.  In the absence of a sale on the primary exchange, such securities shall be valued at the last bid on the primary exchange.  NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of September 30, 2011 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 10,132,430	$ -	$ -	$ 10,132,430
Money Market Funds	227,495	-	-	227,495
Total	$ 10,359,925	$ -	$ -	$ 10,359,925

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

11/29/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

11/29/2011

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

11/29/2011